Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 71	€ 70	€ 110
Impairment reversals on financial assets, excluding receivables	(39)	(32)	(58)
Impairment charges and reversals on non-financial assets and receivables	46	4	43
Total	€ 78	€ 42	€ 95